                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Insurance Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller                   Fairfield, Ohio   March 23, 2007
-------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  1

Form 13F Information Table Entry Total:           25

Form 13F Information Table Value Total:      154,219
                                         (thousands)

List of Other Included Managers:

No.   File No.    Name

01    028-10798   Cincinnati Financial Corporation

           COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4            COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                   TITLE OF               VALUE   SHRS OR PRN                 INVESTMENT   OTHER   VOTING AUTHORITY
        NAME OF ISSUER               CLASS       CUSIP   [x$1000]     AMT     SH/PRN PUT/CALL DISCRETION  MANAGERS SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLIED WASTE INDUSTRIES INC    CONVERTIBLE DEB 019589AD2    4,368   5,050,000   PRN           SHARED            01   --     --   --
BAXTER INTL INC 7.00% EQUITY
   UNITS                       CONVERTIBLE PFD 071813406    3,225      60,000   SH            SHARED            01   --     --   --
CHESAPEAKE ENERGY CORP         CONVERTIBLE PFD 165167842    3,503      36,300   SH            SHARED            01   --     --   --
CITIZENS UTILITIES TRUST 5%
   CV PFD                      CONVERTIBLE PFD 177351202    6,129     115,300   SH            SHARED            01   --     --   --
CRESCENT REAL ESTATE $1.6875
   CV PFD                      CONVERTIBLE PFD 225756204    3,209     150,000   SH            SHARED            01   --     --   --
FAIRMONT HOTELS & RESORTS CV   CONVERTIBLE DEB 305204AB5    2,323   2,000,000   PRN           SHARED            01   --     --   --
FISHER SCIENTIFIC INT' L       CONVERTIBLE DEB 338032AX3      497     500,000   PRN           SHARED            01   --     --   --
FORD MOTOR 6.50% CAP TR II CV
   PFD                         CONVERTIBLE PFD 345395206    1,242      45,000   SH            SHARED            01   --     --   --
KAMAN CORP CV DEB              CONVERTIBLE DEB 483548AC7    1,893   1,994,899   PRN           SHARED            01   --     --   --
KELLWOOD CORP                  CONVERTIBLE DEB 488044AF5    6,898   8,650,000   PRN           SHARED            01   --     --   --
KING PHARMACEUTICALS           CONVERTIBLE DEB 495582AG3   13,306  13,700,000   PRN           SHARED            01   --     --   --
LIBERTY MEDIA CORP             CONVERTIBLE DEB 530715AR2    8,238  10,930,000   PRN           SHARED            01   --     --   --
NATIONAL AUSTRALIA BANK
   $1.96875 EX CAPS            CONVERTIBLE PFD 632525309   12,017     305,000   SH            SHARED            01   --     --   --
NAVISTAR FINANCIAL CORP        CONVERTIBLE DEB 638902AM8    8,324   9,300,000   PRN           SHARED            01   --     --   --
NEW YORK COMMUNITY BANCORP 6%
   CV TR PFD                   CONVERTIBLE PFD 64944P307    4,437      95,000   SH            SHARED            01   --     --   --
NORAM ENERGY CORP CV DEB       CONVERTIBLE DEB 655419AC3   14,566  14,639,500   PRN           SHARED            01   --     --   --
OMNICARE INC                   CONVERTIBLE DEB 681904AL2    7,096   7,150,000   PRN           SHARED            01   --     --   --
RECKSON OPERATING PARTNERSHIP  CONVERTIBLE DEB 75621LAJ3    5,063   5,000,000   PRN           SHARED            01   --     --   --
REINSURANCE GROUP OF AMERICA
   5.75% PIERS                 CONVERTIBLE PFD 759351307    6,673     109,400   SH            SHARED            01   --     --   --
ROBBINS & MYERS CV SUB NOTES   CONVERTIBLE DEB 770196AB9    4,132   4,056,000   PRN           SHARED            01   --     --   --
ST JUDE MEDICAL CVT SR DEBT    CONVERTIBLE DEB 790849AB9    6,575   6,600,000   PRN           SHARED            01   --     --   --
SCHERING-PLOUGH CORP           CONVERTIBLE PFD 806605606    8,822     164,000   SH            SHARED            01   --     --   --
SEACOR SMITH INC NOTES         CONVERTIBLE DEB 811904AH4    3,308   3,000,000   PRN           SHARED            01   --     --   --
THERMO ELECTRON CORP CV DEBS   CONVERTIBLE DEB 883556AJ1    8,046   8,200,000   PRN           SHARED            01   --     --   --
TRAVELERS PROPERTY CASUALTY C  CONVERTIBLE DEB 89420G307   10,329     415,000   PRN           SHARED            01   --     --   --
                                                          154,219